Earnings (Loss) Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011
Earnings Per Share [Line Items]
Net income (loss) for basic and diluted earnings (loss) per share available to common shareholders from continuing operations	$ (628)	$ 1,171	$ 3,411
Net loss for basic and diluted loss per share available to common shareholders from discontinued operations	$ (18)	$ (7)
Weighted-average number of shares outstanding (000's) - basic	524,160	524,101	535,986
Effect of dilutive securities (000's) - stock-based compensation		89	2,344
Weighted-average number of shares and assumed conversions (000's) - diluted	524,160	524,190	538,330
Earnings (loss) per share - reported Basic earnings (loss) per share from continuing operations	$ (1.20)	$ 2.23	$ 6.36
Basic loss per share from discontinued operations	$ (0.03)	$ (0.01)
Total basic earnings (loss) per share	$ (1.23)	$ 2.22	$ 6.36
Diluted earnings (loss) per share from continuing operations	$ (1.20)	$ 2.23	$ 6.34
Diluted loss per share from discontinued operations	$ (0.03)	$ (0.01)
Total diluted earnings (loss) per share	$ (1.23)	$ 2.22	$ 6.34